UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):
     [     ]  is a restatement.
     [     ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Buchanan, Parker Asset Management("BPAM")/Parker
Buchanan Asset Management("PBAM")

     200 Park Avenue
     Suite 3300
     New York, NY 10166

13F File Number:  28-5372

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Donald A. Parker
Title:               General Partner
Phone:               212) 692-3621

Signature, Place, and Date of Signing:
Donald A. Parker     New York, New York     May 12,2000





Report Type  (Check only one.):

[  X  ]          13F HOLDINGS REPORT.

[     ]          13F NOTICE.

[     ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:     none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: 225,900 (x 1,000)

List of Other Included Managers: none


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                                               Form  13F     3/31/00

Reporting Manager:Buchanan Parker Asset Management("BPAM")/
Parker Buchanan Asset Management("PBAM")*

Item 1                         Item 2         Item 3     Item 4   Item 5    Item 6   Item 7             Item 8
                                                                                                 Voting Authority
                                                        Value    Shares/  Invstmnt             Sole    Shared None
Name of Issuer                Title of Class  Cusip     (x$1000)  Prn Amt  Dscretn  Managers     (A)     (B)   (C)
----------------------------- --------------  --------- -------- --------- -------- --------- --------- ------ ----

Adecco SA                     SPONSORED ADR  006754105  10,300   	116,552   SOLE   BPAM/PBAM   116,552
AK Steel Holding Corp         COM            001547108   1,644    158,468   SOLE   BPAM/PBAM   158,468
Agribrands International Inc. COM            00849R105   3,719	    94,600   SOLE   BPAM/PBAM    94,600
Allmerica Finl Corp           COM            019754100  15,153    297,115   SOLE   BPAM/PBAM   297,115
Amerus Life Hldgs Inc         COM            030732101   2,352    129,781   SOLE   BPAM/PBAM   129,781
Andrew Corp                   COM            034425108   3,484    152,300   SOLE   BPAM/PBAM   152,300
Chemfirst Inc                 COM            16361A106  12,190    627,135   SOLE   BPAM/PBAM   627,135
Commercial Federal Corp       COM            201647104   2,976    179,025   SOLE   BPAM/PBAM   179,025
Corn Products Intl Inc        COM            219023108   3,022	   125,610   SOLE   BPAM/PBAM   125,610
Cytec Industries Inc          COM            232820100   7,476    244,123   SOLE   BPAM/PBAM   244,123
First Union Corp              COM            337358105     323      8,658   SOLE   BPAM/PBAM     8,658
Fort James Corp               COM            347471104   9,211    418,693   SOLE   BPAM/PBAM   418,693
Hasbro Inc                    COM            418056107   6,789    406,832   SOLE   BPAM/PBAM   406,832
Highlands Insurance Group Inc COM            431032101   4,014    465,400   SOLE   BPAM/PBAM   465,400
Hilton Hotels Corp            COM            432848109   1,197    154,509   SOLE   BPAM/PBAM   154,509
Hudson City Bancorp Inc       COM            443683107   9,895    676,600   SOLE   BPAM/PBAM   676,600
International Home Foods Inc  COM            459655106  15,300    956,250   SOLE   BPAM/PBAM   956,250
ISB Financial Corp LA         COM            450091103   3,665    271,462   SOLE   BPAM/PBAM   271,462
Littelfuse Inc                COM            537008104   7,619    207,675   SOLE   BPAM/PBAM   207,675
Littelfuse Inc                WT A EX122701N 537008120   1,718     55,880   SOLE   BPAM/PBAM    55,880
Markel Corp                   COM            570535104   4,345	    29,865   SOLE   BPAM/PBAM    29,865
Media General Inc            CL A            584404107  11,499    219,554   SOLE   BPAM/PBAM   219,554
Meritor Automotive Inc        COM            59000G100   4,888    309,120   SOLE   BPAM/PBAM   309,120
Newport News Shipbuilding Inc COM            652228107  12,325    407,435   SOLE   BPAM/PBAM   407,435
Oceanfirst Financial Corp     COM            675234108     314     20,000   SOLE   BPAM/PBAM    20,000
Omnova Solutions Inc          COM            682129101   1,595    283,500   SOLE   BPAM/PBAM   283,500
Pimco Advisors Hldgs LP       UT LTD PART INT69338P102     306      8,000   SOLE   BPAM/PBAM     8,000
Reliastar Financial Corp      COM            75952U103   7,258   	214,265   SOLE   BPAM/PBAM   214,265
RH Donnelley Corp             COM            74955W307   9,915    583,243   SOLE   BPAM/PBAM   583,243
Stride Rite Corp              COM            863314100   5,855    726,235   SOLE   BPAM/PBAM   726,235
TLC Laser Centers Inc         COM            87255E108   2,057    204,400   SOLE   BPAM/PBAM   204,400
Travelers Ppty Cas Corp       CL A           893939108  11,232    272,290   SOLE   BPAM/PBAM   272,290
Unitedglobalcom               CL A           913247508   4,008     53,400   SOLE   BPAM/PBAM    53,400
Varian Medical Systems Inc    COM            92220P105  22,236    487,365   SOLE   BPAM/PBAM   487,365
Varian Inc                    COM            922206107   5,843    152,280   SOLE   BPAM/PBAM   152,280
Water Pik Technologies Inc    COM            94113U100     177     24,400   SOLE   BPAM/PBAM    24,400

Aggregate Column Total                                 225,900

* Buchanan Parker Asset Management and Parker Buchanan Asset Management are general partnerships whose principals are identical and who are the individuals who vote all securities included in this filing.

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